UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2008

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       April 11, 2008
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:   $128,208
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               March 31, 2008


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100   5,338     127,764   SH	       SOLE	   NONE	   2,270     125,494
ASTRAZENECA, PLC                SPONSORED ADR       046353108   5,357     141,020   SH         SOLE        NONE    2,500     138,520
AVON PRODUCTS INC		COM                 054303102   6,645     168,048   SH         SOLE        NONE    3,200     164,848
BANK OF AMERICA CORP            COM                 060505104   5,932     156,470   SH         SOLE        NONE    2,900     153,570
CITIGROUP INC	                COM                 172967101   3,866     180,464   SH         SOLE        NONE    3,700     176,764
GANNETT INC		        COM                 364730101   4,260     146,648   SH         SOLE        NONE    2,850     143,798
GENERAL ELECTRIC                COM                 369604103   1,947      52,597   SH         SOLE        NONE    1,400      51,197
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   5,384     126,884   SH         SOLE        NONE    2,390     124,494
HSBC HLDNGS PLC                 SPON ADR NEW        404280406     204       2,480   SH         SOLE        NONE                2,480
HOME DEPOT INC		        COM                 437076102	5,321     190,228   SH         SOLE        NONE    3,200     187,028
HUNTINGTON BANCSHARES	        COM                 446150104     143      13,305   SH         SOLE        NONE               13,305
JOHNSONS & JOHNSONS             COM                 478160104   6,605     101,823   SH         SOLE        NONE    2,000      99,823
JP MORGAN CHASE & CO            COM                 46625H100   6,913     160,965   SH         SOLE        NONE    2,500     158,465
KIMBERLY CLARK		        COM                 494368103   6,021      93,281   SH         SOLE        NONE    1,700      91,581
LILLY ELI                	COM                 532457108   5,906     114,486   SH         SOLE        NONE    2,200     112,286
LOWES COS INC			COM		    548661107	5,266     229,556   SH         SOLE        NONE    3,860     225,696
MBIA INC	                COM                 55262C100   1,942     158,945   SH         SOLE        NONE    1,800     157,145
PFIZER             	 	COM                 717081103   5,499     262,750   SH         SOLE        NONE    5,850     256,900
SARA LEE CORP	                COM                 803111103   5,323     380,729   SH         SOLE        NONE    7,100     373,629
STATE STR CORP                  COM                 857477103     451       5,714   SH         SOLE        NONE                5,714
3M CO                           COM                 88579Y101   6,605      83,443   SH         SOLE        NONE    1,740      81,703
US BANCORP DEL		        COM NEW             902973304   7,043     217,649   SH         SOLE        NONE    4,250     213,399
WACHOVIA CORP 2ND NEW           COM		    929903102   4,314     159,765   SH         SOLE        NONE    2,600     157,165
WAL MART STORES INC             COM                 931142103   7,603     144,319   SH         SOLE        NONE    2,500     141,819
WASHINGTON MUTUAL INC           COM                 939322103   2,336     226,788   SH         SOLE        NONE    4,950     221,838
WELLS FARGO & CO NEW            COM                 949746101   5,971     205,197   SH         SOLE        NONE    4,010     201,187
WYETH                           COM                 983024100   6,013     143,989   SH         SOLE        NONE    2,950     141,039
